Note 14 - Employee Benefits - Stock Option Activity (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Outstanding (in shares) | shares	12,150
Outstanding, weighted average exercise price (in dollars per share) | $ / shares	$ 8.78
Exercised (in shares) | shares	(12,150)
Exercised, weighted average exercise price (in dollars per share) | $ / shares	$ 8.78
Outstanding (in shares) | shares	0
Outstanding, weighted average exercise price (in dollars per share) | $ / shares	$ 0
Exercisable (in shares) | shares	0
Exercisable, weighted average exercise price (in dollars per share) | $ / shares	$ 0